                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended              03/31/04
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Check here if Amendment [ ];                  Amendment Number
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This Amendment (Check only one.)              [ ] is a restatement
                                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           3i Investments Plc
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Address:        91 Waterloo Road
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                London
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                SE1 8XP
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Form 13F File Number 28 -
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Vipul Nagji
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Title:          Operations Manager
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Phone:          020 7975 3284
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Signature, Place and Date of Signing:

Vipul Nagji           London, UK                       13th MAY 2004
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[Signature]           [City, State]                    [Date]

Report Type (check only one.):

[X] 13F HOLDING REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager (s).

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

Report Summary:

Number of Other Included Managers           0
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Form 13F Information Table Entry Total      50
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Form 13F Information Table Value Total:     161,248
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                                            (thousands)
List of Other Included Managers: None



               COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4                      COLUMN 5           COLUMN 6
--------------------------------- -------------- ----------- --------------  --------------------------------- -----------
                                                                                                                INVESTMENT
           NAME OF ISSUER         TITLE OF CLASS   CUSIP     VALUE (X$1000)  SHRS OR PRN AMT SH/ PRN  PCT/CALL  DISCRETION
--------------------------------- -------------- ----------- --------------  --------------- -------  -------- -----------
ADVANCED NEUROMODULATION SYSTEMS        COM      00757T 10 1     3,609         100,000          SH       N/A       SOLE
ALEXION PHARMACEUTICALS INC             COM      015351 10 9     1,426          60,000          SH       N/A       SOLE
ALIGN TECHNOLOGIES INC                  COM      016255 10 1     8,615         453,200          SH       N/A       SOLE
ALKERMES INC                            COM      01642T 10 8     5,437         340,000          SH       N/A       SOLE
AMGEN INC                               COM      031162 10 0    12,303         211,500          SH       N/A       SOLE
ARADIGM CORP                            COM      038505 10 3     1,821         854,777          SH       N/A       SOLE
ATHEROGENICS INC                        COM      047439 10 4     7,849         343,181          SH       N/A       SOLE
AUTHORISZOR INC                         COM      052673 10 0        -           68,800          SH       N/A       SOLE
AVIGEN INC                              COM      053690 10 3       706         129,100          SH       N/A       SOLE
BIOPURE CORPORATION                     CL A     09065H 10 5     1,715       1,086,013          SH       N/A       SOLE
CELGENE CORPORATION                     COM      151020 10 4     4,765         100,000          SH       N/A       SOLE
CELL THERAPEUTICS INC                   COM      150934 10 7    12,160       1,437,341          SH       N/A       SOLE
CHIRON CORP                             COM      170040 AE 9     3,081          70,000          SH       N/A       SOLE
CONEXANT SYSTEMS                        COM      207142 10 0       184          29,950          SH       N/A       SOLE
CYBERONICS INC                          COM      23251P 10 2     2,875         120,000          SH       N/A       SOLE
CYPRESS BIOSCIENCES                     COM      232674 50 7     2,170         190,000          SH       N/A       SOLE
DAIRY MART CONVENIENCE STORES           COM      233860 30 3        -           50,000          SH       N/A       SOLE
DISCOVERY LABORATORIES INC              COM      254668 10 6     4,876         400,000          SH       N/A       SOLE
DOV PHARMACEUTICALS INC                 COM      259858 10 8     1,940         125,000          SH       N/A       SOLE
DYAX CORPORATION                        COM      26746E 10 3     4,322         420,000          SH       N/A       SOLE
GEN-PROBE                               COM      36866T 10 3     3,341         100,000          SH       N/A       SOLE
GENENTECH INC                           COM      368710 40 6     5,291          50,000          SH       N/A       SOLE
GENETRONICS BIOMEDICAL CORP             COM      371916 10 7     1,170         718,000          SH       N/A       SOLE
GENTA INC                               COM      37245M 20 7     2,310         220,000          SH       N/A       SOLE
GENZYME CORPORATION                     COM      372917 10 4     1,411          30,000          SH       N/A       SOLE
GILEAD SCIENCES INC                     COM      375558 10 3     9,481         170,000          SH       N/A       SOLE
HUMAN GENOME SCIENCES INC               COM      444903 10 8     2,130         170,000          SH       N/A       SOLE
ICOS CORPORATION                        COM      449295 10 4     2,594          70,000          SH       N/A       SOLE
ILEX ONCOLOGY INC                       COM      451923 10 6     2,870         120,000          SH       N/A       SOLE
INPUT/OUTPUT                            COM      457652 10 5     4,658         601,066          SH       N/A       SOLE
ISIS PHARMACEUTICALS INC                COM      464330 10 9     1,309         168,700          SH       N/A       SOLE
LA JOLLA PHARMACEUTICALS INC            COM      503459 10 9     1,025         371,300          SH       N/A       SOLE
MAXYGEN INC                             COM      577776 10 7       664          70,000          SH       N/A       SOLE
MAYORS JEWELERS INC                     COM      578462 10 3        11          15,000          SH       N/A       SOLE
MEDIMMUNE INC                           COM      584699 10 2     3,231         140,000          SH       N/A       SOLE
MGI PHARMACEUTICALS INC                 COM      552880 10 6       613          10,000          SH       N/A       SOLE
MILLENIUM CHEMICALS INC                 COM      599903 10 1       137           9,197          SH       N/A       SOLE
MYRAID GENETIC                          COM      62855J 10 4     1,882         116,000          SH       N/A       SOLE
NEUROCRINE BIOSCIENCES INC              COM      64125C 10 9     4,728          80,000          SH       N/A       SOLE
NPS PHARMACEUTICALS INC                 COM      62936P 10 3     3,712         130,000          SH       N/A       SOLE
PROTEIN DESIGN LABS INC                 COM      74369L 10 3     7,122         298,991          SH       N/A       SOLE
QLT INC                                 COM      746927 10 2     4,538         177,700          SH       N/A       SOLE
SHIRE PHARMACEUTICALS GROUP PLC         ADR      82481R 10 6     2,226         226,942          SH       N/A       SOLE
TELETECH HOLDINGS INC                   COM      879939 10 6     2,259         360,846          SH       N/A       SOLE
TELETECH HOLDINGS INC                COM ESCROW  879939 10 6        -           41,270          SH       N/A       SOLE
TELIK INC                               COM      87959M 10 9     2,442          91,000          SH       N/A       SOLE
TULARIK INC                             COM      899165 10 4     2,455         100,000          SH       N/A       SOLE
UNITED THERAPEUTICS CORP                COM      91307C 10 2     2,407         101,000          SH       N/A       SOLE
VERSANT CORPORATION                     COM      925284 10 1       144          80,024          SH       N/A       SOLE
VICURON PHARMACEUTICALS INC             COM      926471 10 3     5,233         230,000          SH       N/A       SOLE



                                                            COLUMN 8
               COLUMN 1            COLUMN 7              VOTING AUTHORITY
---------------------------------  --------    ---------------------------------
                                     OTHER
           NAME OF ISSUER          MANAGERS      SOLE            SHARED     NONE
---------------------------------  --------    ---------         ------     ----
ADVANCED NEUROMODULATION SYSTEMS      N/A        100,000
ALEXION PHARMACEUTICALS INC           N/A         60,000
ALIGN TECHNOLOGIES INC                N/A        453,200
ALKERMES INC                          N/A        340,000
AMGEN INC                             N/A        211,500
ARADIGM CORP                          N/A        854,777
ATHEROGENICS INC                      N/A        343,181
AUTHORISZOR INC                       N/A         68,800
AVIGEN INC                            N/A        129,100
BIOPURE CORPORATION                   N/A      1,086,013
CELGENE CORPORATION                   N/A        100,000
CELL THERAPEUTICS INC                 N/A      1,437,341
CHIRON CORP                           N/A         70,000
CONEXANT SYSTEMS                      N/A         29,950
CYBERONICS INC                        N/A        120,000
CYPRESS BIOSCIENCES                   N/A        190,000
DAIRY MART CONVENIENCE STORES         N/A         50,000
DISCOVERY LABORATORIES INC            N/A        400,000
DOV PHARMACEUTICALS INC               N/A        125,000
DYAX CORPORATION                      N/A        420,000
GEN-PROBE                             N/A        100,000
GENENTECH INC                         N/A         50,000
GENETRONICS BIOMEDICAL CORP           N/A        718,000
GENTA INC                             N/A        220,000
GENZYME CORPORATION                   N/A         30,000
GILEAD SCIENCES INC                   N/A        170,000
HUMAN GENOME SCIENCES INC             N/A        170,000
ICOS CORPORATION                      N/A         70,000
ILEX ONCOLOGY INC                     N/A        120,000
INPUT/OUTPUT                          N/A        601,066
ISIS PHARMACEUTICALS INC              N/A        168,700
LA JOLLA PHARMACEUTICALS INC          N/A        371,300
MAXYGEN INC                           N/A         70,000
MAYORS JEWELERS INC                   N/A         15,000
MEDIMMUNE INC                         N/A        140,000
MGI PHARMACEUTICALS INC               N/A         10,000
MILLENIUM CHEMICALS INC               N/A          9,197
MYRAID GENETIC                        N/A        116,000
NEUROCRINE BIOSCIENCES INC            N/A         80,000
NPS PHARMACEUTICALS INC               N/A        130,000
PROTEIN DESIGN LABS INC               N/A        298,991
QLT INC                               N/A        177,700
SHIRE PHARMACEUTICALS GROUP PLC       N/A        226,942
TELETECH HOLDINGS INC                 N/A        360,846
TELETECH HOLDINGS INC                 N/A         41,270
TELIK INC                             N/A         91,000
TULARIK INC                           N/A        100,000
UNITED THERAPEUTICS CORP              N/A        101,000
VERSANT CORPORATION                   N/A         80,024
VICURON PHARMACEUTICALS INC           N/A        230,000